Related Party disclosure - Additional Information (Detail) - Major shareholder - SFoods Inc. [member] - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Percentage of the Group's shares held by related party	11.85%	11.95%	12.50%
Gross purchases of ingredients from related party for franchisees as an agent	¥ 25,192,594	¥ 14,397,217	¥ 8,581,536